FV Measurements (Change in Fair Value of Level 3 Financial Assets) (Details) - HFT derivatives - Energy Related derivative - Non-regulated operating revenues $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 34
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(2)
Ending Balance	32
Physical natural gas purchases
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(7)
Power
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0
Total realized and unrealized gains (losses) included in non-regulated operating revenues	5
Ending Balance	5
Natural gas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	34
Ending Balance	$ 27